INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Income Taxes [Abstract]
Schedule of income before income taxes	Income before income taxes consisted of the following (in millions):

Year Ended December 31,	2015	2014	2013
United States	$1,801	$1,567	$2,451
International	7,804	7,758	9,026
Total	$9,605	$9,325	$11,477

Schedule of income tax expense (benefit)
Income tax expense consisted of the following for the years ended December 31, 2015, 2014 and 2013 (in millions):

	United States	State and Local	International	Total
2015
Current	$711	$69	$1,386	$2,166
Deferred	120	45	(92)	73
2014
Current	$867	$81	$1,293	$2,241
Deferred	(97)	(21)	78	(40)
2013
Current	$713	$102	$1,388	$2,203
Deferred	305	38	305	648

Reconciliation of the statutory U.S. federal tax rate and effective tax rates
A reconciliation of the statutory U.S. federal tax rate and our effective tax rate is as follows:

Year Ended December 31,	2015		2014		2013
Statutory U.S. federal tax rate	35.0%		35.0%		35.0%
State and local income taxes — net of federal benefit	1.2		1.0		1.0
Earnings in jurisdictions taxed at rates different from the statutory U.S. federal rate	(12.7)	[1]	(11.5)	[6,7]	(10.3)	[10,11,12]
Equity income or loss	(1.7)	[2]	(2.2)		(1.4)	[13]
Other operating charges	1.2	[3,4]	2.9	[8,9]	1.2	[14]
Other — net	0.3	[5]	(1.6)		(0.7)
Effective tax rate	23.3%		23.6%		24.8%

[1]
Includes a pretax charge of $27 million (or a 0.1 percent impact on our effective tax rate) due to the remeasurement of the net monetary assets of our local Venezuelan subsidiary into U.S. dollars using the SIMADI exchange rate. Refer to Note 1 and Note 17.

[2]
Includes a tax benefit of $5 million on a pretax charge of $87 million (or a 0.3 percent impact on our effective tax rate) related to our proportionate share of unusual or infrequent items recorded by our equity method investees. Refer to Note 17.

[3]
Includes a tax benefit of $45 million on a pretax charge of $225 million (or a 0.3 percent impact on our effective tax rate) primarily due to an impairment of a Venezuelan trademark, a write-down of receivables from our bottling partner in Venezuela, a cash contribution to The Coca-Cola Foundation and charges associated with ongoing tax litigation. Refer to Note 1 and Note 17.

[4]
Includes a tax benefit of $259 million on pretax charges of $983 million (or a 0.9 percent impact on our effective tax rate) primarily related to the Company's productivity and reinvestment program as well as other restructuring initiatives. Refer to Note 18.

[5]
Includes tax expense of $150 million on pretax income of $77 million (or a 1.3 percent impact on our effective rate) primarily due to the gain related to the Monster Transaction, offset by charges related to the refranchising of certain bottling territories in North America and charges associated with the early extinguishment of long-term debt. Refer to Note 2 and Note 17.

[6]
Includes tax expense of $6 million on a pretax net charge of $372 million (or a 1.5 percent impact on our effective tax rate) due to the remeasurement of the net monetary assets of our local Venezuelan subsidiary into U.S. dollars using the SICAD 2 exchange rate. Refer to Note 1.

[7]
Includes tax expense of $18 million (or a 0.2 percent impact on our effective tax rate) related to amounts required to be recorded for changes to our uncertain tax positions, including interest and penalties, in various international jurisdictions.

[8]
Includes tax expense of $55 million on a pretax charge of $352 million (or a 1.9 percent impact on our effective tax rate) primarily due to an impairment of a Venezuelan trademark, a write-down on receivables from our bottling partner in Venezuela, a charge associated with certain of the Company's fixed assets, and as a result of the restructuring and transition of the Company's Russian juice operations to an existing joint venture with an unconsolidated bottling partner. Refer to Note 1 and Note 17.

[9]
Includes a tax benefit of $191 million on pretax charges of $809 million (or a 1 percent impact on our effective tax rate) primarily related to the Company's productivity and reinvestment program as well as other restructuring initiatives. Refer to Note 18.

[10]
Includes a tax benefit of $26 million (or a 0.2 percent impact on our effective tax rate) related to amounts required to be recorded for changes to our uncertain tax positions, including interest and penalties, in various international jurisdictions.

[11]
Includes tax expense of $279 million on pretax net gains of $501 million (or a 0.9 percent impact on our effective tax rate) related to the deconsolidation of our Brazilian bottling operations upon their combination with an independent bottler and a loss due to the merger of four of the Company's Japanese bottling partners. Refer to Note 2 and Note 17.

[12]	Includes tax expense of $3 million (or a 0.5 percent impact on our effective tax rate) related to a charge of $149 million due to the devaluation of the Venezuelan bolivar. Refer to Note 19.

[13]
Includes a tax benefit of $8 million on a pretax charge of $159 million (or a 0.4 percent impact on our effective tax rate) related to our proportionate share of unusual or infrequent items recorded by our equity method investees. Refer to Note 17.

[14]
Includes a tax benefit of $175 million on pretax charges of $877 million (or a 1.2 percent impact on our effective tax rate) primarily related to impairment charges recorded on certain of the Company's intangible assets and charges related to the Company's productivity and reinvestment program as well as other restructuring initiatives. Refer to Note 17 and Note 18.

Reconciliation of changes in the gross amount of unrecognized tax benefit
A reconciliation of the changes in the gross amount of unrecognized tax benefits is as follows (in millions):

Year Ended December 31,	2015	2014	2013
Beginning balance of unrecognized tax benefits	$211	$230	$302
Increase related to prior period tax positions	4	13	1
Decrease related to prior period tax positions	(9)	(2)	(7)
Increase related to current period tax positions	5	11	8
Decrease related to settlements with taxing authorities	(5)	(5)	(4)
Decrease due to lapse of the applicable statute of limitations	(23)	(32)	(59)
Increase (decrease) due to effect of foreign currency exchange rate changes	(15)	(4)	(11)
Ending balance of unrecognized tax benefits	$168	$211	$230

Deferred tax assets and liabilities
The tax effects of temporary differences and carryforwards that give rise to deferred tax assets and liabilities consist of the following (in millions):

December 31,	2015	2014
Deferred tax assets:
Property, plant and equipment	$192	$96
Trademarks and other intangible assets	68	68
Equity method investments (including foreign currency translation adjustment)	694	462
Derivative financial instruments	161	134
Other liabilities	1,056	1,082
Benefit plans	1,541	1,673
Net operating/capital loss carryforwards	413	729
Other	175	196
Gross deferred tax assets	$4,300	$4,440
Valuation allowances	(477)	(649)
Total deferred tax assets[1,2]	$3,823	$3,791
Deferred tax liabilities:
Property, plant and equipment	$(1,887)	$(2,342)
Trademarks and other intangible assets	(3,422)	(4,020)
Equity method investments (including foreign currency translation adjustment)	(1,441)	(1,038)
Derivative financial instruments	(687)	(457)
Other liabilities	(216)	(110)
Benefit plans	(367)	(487)
Other	(726)	(944)
Total deferred tax liabilities[3]	$(8,746)	$(9,398)
Net deferred tax liabilities	$(4,923)	$(5,607)

[1]	Noncurrent deferred tax assets of $360 million and $319 million were included in the line item other assets in our consolidated balance sheets as of December 31, 2015 and 2014, respectively.

[2]
Current deferred tax assets of $151 million and $160 million were included in the line item prepaid expenses and other assets in our consolidated balance sheets as of December 31, 2015 and 2014, respectively.

[3]
Current deferred tax liabilities of $743 million and $450 million were included in the line item accounts payable and accrued expenses in our consolidated balance sheets as of December 31, 2015 and 2014, respectively.

Deferred tax asset valuation allowances
An analysis of our deferred tax asset valuation allowances is as follows (in millions):

Year Ended December 31,	2015	2014	2013
Balance at beginning of year	$649	$586	$487
Additions	42	104	169
Decrease due to transfer to assets held for sale	(163)	—	—
Deductions	(51)	(41)	(70)
Balance at end of year	$477	$649	$586